Description of Business	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 - DESCRIPTION OF BUSINESS:

Overview

G Medical Innovations Holdings Ltd. (“G Medical” and together with its subsidiaries, the “Company”) was incorporated in October 2014 under the Cayman Island law. G Medical’s registered address is P.O. Box 10008, Willow House, Cricket Square, Grand Cayman, KY1-1001, Cayman Islands.

In May 2017, the Company was admitted to the official list on the Australian Stock Exchange (“ASX”) under the symbol GMV. In October 2020, the Company voluntarily delisted itself from the Official List on the Australian Stock Exchange (“ASX”).

In June 2021, the Company succeeded to close its initial public offering of 3,000,000 units, each unit consisting of one ordinary share and one warrant to purchase one ordinary share of the Company for gross proceeds of approximately $15,000 before deducting underwriting discounts and commissions and other offering-related expenses in the amount of $2,150. Only the costs attributable to the issuance of new shares that were deducted from equity. Listing costs were expensed. The ordinary shares and warrants of the Company began trading on the Nasdaq Capital Market on June 25, 2021, under the symbols “GMVD” and “GMVDW,” respectively.

The Company is ushering in a new era of healthcare and wellness by utilizing its patent-pending wireless technologies, and proprietary information technology and service platforms operating by two segments (see note 7), to empower a new generation of consumers, patients and providers to improve quality of life. The Company develops the next generation of mobile technologies that will empower consumers and providers to better monitor, manage, and improve clinical and personal health outcomes. The Company offers a suite of both consumer and clinical grade products and platforms which are positioned to reduce inefficiencies in healthcare delivery, improve access, reduce costs, increase quality of care, and make healthcare more personalized and precise.